Post-employment benefit plans - Defined Benefit Plans Recognized in Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Cumulative losses recognized directly in equity, January 1	$ (2,014)	$ (2,701)
Actuarial gains in other comprehensive income from continuing operations	3,020	732
Increase in the effect of the asset limit in other comprehensive income from continuing operations	(587)	(45)
Cumulative gains (losses) recognized directly in equity, December 31	419	$ (2,014)
Cumulative actuarial losses	805
Cumulative decrease in the effect of the asset limit	$ 386